Stock Incentive Plans (Stock options outstanding ) (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	1,084,106	284,829	284,829
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	8 years 2 months 23 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 5.52	$ 39.46	$ 39.46
Options Exercisable, Number Exercisable	179,106	246,559
Options Exercisable, Weighted Average Exercise Price	$ 28.06	$ 45.28
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Weighted-Average Remaining Contractual Life, Exercisable (in years)	4 years 5 months 8 days
Stock options | $0.82
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	20,000
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 9 months 18 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 0.82
Options Exercisable, Number Exercisable	10,000
Options Exercisable, Weighted Average Exercise Price	$ 0.82
Stock options | $1.07
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	1,019,000
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	8 years 5 months 27 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 1.07
Options Exercisable, Number Exercisable	124,000
Options Exercisable, Weighted Average Exercise Price	$ 1.07
Stock options | $2.00 - $2.20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	$ 2.00
Upper range of price	$ 2.20
Options Outstanding, Number Outstanding	2,500
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 8 months 12 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 2.20
Options Exercisable, Number Exercisable	2,500
Options Exercisable, Weighted Average Exercise Price	$ 2.20
Stock options | $11.60 - $50.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	$ 11.60
Upper range of price	$ 50.00
Options Outstanding, Number Outstanding	10,500
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 5 months 9 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 47.60
Options Exercisable, Number Exercisable	10,500
Options Exercisable, Weighted Average Exercise Price	$ 47.60
Stock options | $50.00 - $90.80
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	$ 50.00
Upper range of price	$ 90.80
Options Outstanding, Number Outstanding	10,500
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 4 months 24 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 87.60
Options Exercisable, Number Exercisable	10,500
Options Exercisable, Weighted Average Exercise Price	$ 87.60
Stock options | $127.60 - $207.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	$ 127.60
Upper range of price	$ 207.60
Options Outstanding, Number Outstanding	21,500
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 4 months 24 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 158.30
Options Exercisable, Number Exercisable	21,500
Options Exercisable, Weighted Average Exercise Price	$ 158.30
Stock options | $420.00 - $588.80
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower range of price	$ 420.00
Upper range of price	$ 588.80
Options Outstanding, Number Outstanding	106
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	2 years 1 month 6 days
Options Outstanding, Weighted Average Remaining Exercise Price	$ 526.40
Options Exercisable, Number Exercisable	106
Options Exercisable, Weighted Average Exercise Price	$ 526.40